UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Everest America Fund
Schedule of Investments as of January 31, 2006 (UNAUDITED)

		COMMON STOCKS		Shares	Market Value

	1.53%		Software
		SYMC	Symantec Corp. *	10,300	$ 189,314
					189,314
	1.59%		Hardware
		AAPL	Apple Computer, Inc. *	2,600	196,326
					196,326
	12.22%		Healthcare
		BCR	Bard C.R., Inc.	3,400	215,628
		BOL	Bausch and Lomb Inc.	2,800	189,140
		BDX	Becton Dickinson and Co.	3,600	233,280
		CMX	Caremark Rx, Inc. *	4,200	207,060
		FSH	Fisher Scientific International, Inc. *	3,500	234,045
		STJ	St Jude Medical Inc. *	4,300	211,259
		UNH	Unitedhealth Group Inc.	3,700	219,854
					1,510,266
	7.21%		Consumer Services
		DHI	D.R. Horton, Inc.	5,500	205,260
		HLT	Hilton Hotels Corp.	8,800	219,384
		JWN	Nordstrom, Inc.	5,500	229,460
		SPLS	Staples, Inc. *	10,000	237,100
					891,204
	4.88%		Business Services
		ASD	American Standard Co.	4,900	176,400
		FISV	Fiserv, Inc. *	4,800	211,104
		MCO	Moody's Corp.	3,400	215,288
					602,792
	20.14%		Financial Services
		AET	Aetna, Inc.	2,400	232,320
		ALL	Allstate Corporation	3,800	197,790
		BSC	Bear Stearns Companies, Inc.	1,800	227,628
		BEN	Franklin Resources, Inc.	2,400	236,400
		GDW	Golden West Financial Corp.	3,100	218,922
		LEH	Lehman Brothers Holdings Inc.	1,600	224,720
		MET	Metlife, Inc.	4,500	225,720
		NCC	National City, Corp.	6,100	208,498
		PLD	Prologis	4,500	230,490
		SPG	Simon Property Group Inc.	2,900	240,236
		WB	Wachovia Corp.	4,500	246,735
					2,489,459
	14.48%		Consumer Goods
		MO	Altria Group Inc.	2,900	209,786
		BFB	Brown Forman Corp.	3,400	241,128
		BC	Brunswick, Corp.	5,900	221,781
		CLX	Clorox Co.	3,900	233,415
		COH	Coach, Inc. *	6,700	240,865
		STZ	Constellation Brands, Inc. *	8,800	234,872
		FO	Fortune Brands Inc.	2,800	209,888
		UST	UST, Inc.	5,100	198,594
					1,790,329
	13.24%		Industrial Materials
		CBE	Cooper Industries Ltd.	3,000	244,950
		DE	Deere & Co.	3,200	229,632
		DOW	Dow Chemical, Co.	5,300	224,190
		IR	Ingersoll-Rand Co. Ltd.	6,000	235,620
		PCAR	PACCAR, Inc.	3,400	236,640
		PH	Parker Hannifin Corp.	3,300	250,041
		PX	Praxair Inc.	4,100	215,988
					$ 1,637,061
Everest America Fund
Schedule of Investments as of January 31, 2006 (UNAUDITED)
(Continued)

		COMMON STOCKS (Continued)		Shares	Market Value

	9.34%		Energy
		APA	Apache, Corp.	3,300	$ 249,249
		KMI	Kinder Morgan Inc.	2,300	221,375
		MRO	Marathon Oil Corp.	3,000	230,610
		NBR	Nabors Industries Ltd. *	2,700	219,375
		OXY	Occidental Petroleum Corp.	2,400	234,504
					1,155,113
	5.21%		Utilities
		CEG	Constellation Energy Group, Inc.	3,800	221,426
		ETR	Entergy Corp.	2,900	201,579
		SRE	Sempra Energy	4,600	221,030
					644,035

	89.84%		Total Common Stocks (Cost $9,411,618)		11,105,899

		SHORT-TERM INVESTMENTS

			Wisconsin Corporate Central Credit, 4.204% +	735,543	735,543

	5.95%		Total Short-Term Investments (Cost $735,543)		735,543

	95.79%		Total Investments (Cost $10,147,160)		11,841,442

	4.21%		Cash and Other Assets Less Liabilities		521,157

	100.00%		Total Net Assets		$ 12,362,599

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

			Unrealized Appreciation		$ 1,930,133
			Unrealized Depreciation		(237,567)

			Net Unrealized Appreciation (Depreciation)		1,692,567

			Cost for Federal Income Tax Purposes		$ 10,148,875

*	Non-income producing security.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of January 31, 2006

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive and principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no changes in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ VINOD GUPTA
Vinod Gupta, President and Treasurer

Date:  March 29, 2006